INCOME TAXES (Schedule of Income Tax Expense) (Details)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Statutory federal (CDN) income tax rate	11.00%
Provincial (CDN) income taxes and other	9.00%
Effective tax rate	20.00%